Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Accounts receivable, net

5.            Accounts receivable, net

(In thousands)	December 31, 2021	December 31, 2022
Accounts receivable	27,899	31,192
Less: Allowance for current expected credit losses	(1,764)	(1,429)
Accounts receivable, net	26,135	29,763

The following table presents movement in the allowance for current expected credit loss:

(In thousands)	December 31, 2020	December 31, 2021	December 31, 2022
Balance at beginning of the year	7,604	9,329	1,764
Additions	1,137	72	—
Reversals	—	(481)	(188)
Write-off	—	(7,375)	(2)
Exchange difference	588	219	(145)
Balance at end of the year	9,329	1,764	1,429

The accounts receivable due from the top 10 customers accounted for about 86% and 86% of the balance of accounts receivable as of December 31, 2021 and 2022, respectively. The following table summarizes customers with balances of accounts receivable which was greater than 10% of the Group’s total accounts receivable:

	December 31, 2021	December 31, 2022
Customer A	26%	*
Customer B	16%	39%
Customer C	13%	*
Customer D	11%	12%
Customer E	*	17%

*Less than 10%.